INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2014	2013

Raw materials	$16,521,066	$12,785,087
Work-in-progress	153,666	144,158
Finished goods	3,463,169	5,821,525
Inventories	$20,137,901	$18,750,770